Lincoln S&P 500 Ultra Buffer Fund Feb
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–48.76%
INVESTMENT COMPANY–48.76%
Equity Fund–48.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	77,783	$1,825,892
Total Affiliated Investment (Cost $1,986,160)		1,825,892
UNAFFILIATED INVESTMENTS–55.62%
INVESTMENT COMPANY–2.45%
Money Market Fund–2.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	91,577	91,577
Total Investment Company (Cost $91,577)		91,577

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–53.17%
CENTRALLY CLEARED–53.17%
Call Options–47.65%
S&P 500 Mini Index Strike price $10.20, expiration date 2/16/24, notional amount $45,900	45	$1,784,006
Put Options–5.52%
S&P 500 Mini Index Strike price $407.92, expiration date 2/16/24, notional amount $3,671,280	90	206,876
Total Options Purchased (Cost $1,989,641)		1,990,882
Total Unaffiliated Investments (Cost $2,081,218)		2,082,459

TOTAL INVESTMENTS–104.38% (Cost $4,067,378)	3,908,351

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.04)%
CENTRALLY CLEARED–(4.04)%
Call Options–(2.56)%
S&P 500 Mini Index Strike price $460.95, expiration date 2/16/24, notional amount $(4,148,550)	(90)	(95,662)
Put Options–(1.48)%
S&P 500 Mini Index Strike price $318.18, expiration date 2/16/24, notional amount $(2,863,620)	(90)	(55,597)
Total Options Written (Premiums received $(172,485))		(151,259)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)		(12,735)
NET ASSETS APPLICABLE TO 402,541 SHARES OUTSTANDING–100.00%		$3,744,357

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln S&P 500 Ultra Buffer Fund Feb–1

Lincoln S&P 500 Ultra Buffer Fund Feb
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln S&P 500 Ultra Buffer Fund Feb (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,825,892	$—	$—	$1,825,892
Unaffiliated Investment Company	91,577	—	—	91,577
Options Purchased	—	1,990,882	—	1,990,882
Total Investments	$1,917,469	$1,990,882	$—	$3,908,351
Derivatives:
Liabilities:
Options Written	$—	$(151,259)	$—	$(151,259)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund Feb–2

Lincoln S&P 500 Ultra Buffer Fund Feb
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-48.76%@
Equity Fund-48.76%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,383,836	$337,114	$—	$—	$104,942	$1,825,892	77,783	$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund Feb–3